Basis of Presentation and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Chemomab Therapeutics Ltd [Member]
Schedule of Annual Rate of Deprecation

Annual rates at depreciation are as follows:

%
Computers	33
Laboratory equipment	10
Furniture and equipment	7
Leasehold improvement - over the shorter of the lease term or the estimated useful life of the improvement